PROVISION FOR EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
PROVISION FOR EMPLOYEE BENEFITS
Summary of short term provision for employee benefits

	2024	2023

Provision for personnel bonus	405,791	290,998
Provision for unused vacation	116,333	126,848

	522,124	417,846

Summary of movements in provisions for personnel bonus and unused vacation

		Current	Paid
	1 January	year	during	Monetary	31 December
	2024	charge	the year	gain	2024

Personnel bonus	290,998	459,019	(272,718)	(71,508)	405,791
Unused vacation	126,848	41,712	(8,861)	(43,366)	116,333

	417,846	500,731	(281,579)	(114,874)	522,124

		Current	Paid
	1 January	year	during	Monetary	31 December
	2023	charge	the year	gain	2023

Personnel bonus	285,432	372,066	(253,671)	(112,829)	290,998
Unused vacation	85,851	113,671	(16,222)	(56,452)	126,848

	371,283	485,737	(269,893)	(169,281)	417,846

Summary of long term provision for employee benefits

	2024	2023

Provision for post-employment benefits	153,780	150,563

	153,780	150,563

Summary of actuarial assumptions used in the calculation of the total liability

	2024	2023

Discount rate (%)	3.00	2.46
Probability of retirement (%)	74.65	74.63

Summary of movements in provision for the post-employment benefit

	2024	2023

At 1 January	150,563	39,151
Charge for the year	48,252	65,236
Interest cost	21,504	17,990
Actuarial losses	22,071	108,441
Payments during the year	(35,363)	(29,923)
Monetary gain	(53,247)	(50,332)

At 31 December	153,780	150,563

Schedule of restricted stock unit activity

		Weighted average
	Number of units	grant date fair value
Outstanding as of 31 December 2023	2,835,380	324.74

Units granted	2,367,881	98.34
Units vested	(2,632,362)	68.36
Units forfeited (vested)	(83,945)	44.17

Outstanding as of 31 December 2024	2,486,954	442.59

		Weighted average
	Number of units	grant date fair value
Outstanding as of 31 December 2022	1,766,235	294.20

Units granted	2,726,388	56.39
Units vested	(1,631,405)	94.17
Units forfeited (not yet vested) (*)	(25,838)	32.34

Outstanding as of 31 December 2023	2,835,380	324.74

(*)	Forfeited but not yet vested units consist of units granted on 9 December 2022 and forfeited before vesting period.

Scheduled vesting of outstanding restricted stock units

	2024	2023
2024	—	1,639,156
2025	1,792,403	857,167
2026	653,423	319,632
2027	41,128	19,425

Total	2,486,954	2,835,380